DERIVATIVE INSTRUMENTS (Details) - 12 months ended Dec. 31, 2017
CAD
bbl_d
mmbtu_d
CAD / Barrel-bbl
$ / Barrel-bbl
$ / Price_bbl
CAD / Price_bbl
CAD / PutPrice_mmbtu
$ / PutPrice_mmbtu
CAD / CallPrice_mmbtu
$ / CallPrice_mmbtu
CAD / Price_mmbtu
$ / Price_mmbtu
€ / PutPrice_mmbtu
£ / PutPrice_mmbtu
€ / CallPrice_mmbtu
£ / CallPrice_mmbtu
€ / Price_mmbtu
£ / Price_mmbtu

USD ($)
bbl_d
mmbtu_d
CAD / Barrel-bbl
$ / Barrel-bbl
$ / Price_bbl
CAD / Price_bbl
CAD / PutPrice_mmbtu
$ / PutPrice_mmbtu
CAD / CallPrice_mmbtu
$ / CallPrice_mmbtu
CAD / Price_mmbtu
$ / Price_mmbtu
€ / PutPrice_mmbtu
£ / PutPrice_mmbtu
€ / CallPrice_mmbtu
£ / CallPrice_mmbtu
€ / Price_mmbtu
£ / Price_mmbtu

Derivative, bought put volume | bbl_d		2,000	2,000
European Gas NBP [Member] | Purchased call options [member]
Derivative, contract period		Oct 2018 - Mar 2019	Oct 2018 - Mar 2019
Description of presentation currency		EUR	EUR
Derivative, bought put volume		0	0
Derivative,weighted average bought put | € / PutPrice_mmbtu		0	0
Derivative, sold call volume		2,457	2,457
Derivative,weighted average sold call | € / CallPrice_mmbtu		6.42	6.42
Derivative, sold put volume		0	0
Derivative,weighted average sold put | € / PutPrice_mmbtu		0	0
Derivative, swap volume		0	0
Derivative,weighted average swap | € / Price_mmbtu		0	0
Derivative, additional swap volume	[1]	0	0
European Gas NBP [Member] | Written put options [member]
Derivative, contract period		Apr 2018 - Sep 2018	Apr 2018 - Sep 2018
Description of presentation currency		EUR	EUR
Derivative, bought put volume		0	0
Derivative,weighted average bought put | € / PutPrice_mmbtu		0	0
Derivative, sold call volume		0	0
Derivative,weighted average sold call | € / CallPrice_mmbtu		0	0
Derivative, sold put volume		2,457	2,457
Derivative,weighted average sold put | € / PutPrice_mmbtu		4.98	4.98
Derivative, swap volume		0	0
Derivative,weighted average swap | € / Price_mmbtu		0	0
Derivative, additional swap volume	[1]	0	0
Swap Contract One [Member] | Crude oil dated brent [Member]
Derivative, contract period		Jan 2018 - Dec 2018	Jan 2018 - Dec 2018
Description of presentation currency		CAD	CAD
Derivative, bought put volume | bbl_d		0	0
Derivative,weighted average bought put | CAD / Barrel-bbl		0	0
Derivative, sold call volume | bbl_d		0	0
Derivative,weighted average sold call | CAD / Price_bbl		0	0
Derivative, sold put volume | bbl_d		0	0
Derivative,weighted average sold put | CAD / Price_bbl		0	0
Derivative, swap volume | bbl_d		500	500
Derivative,weighted average swap | CAD / Price_bbl		76.25	76.25
Derivative, additional swap volume | bbl_d	[1]	0	0
Swap Contract One [Member] | Crude oil west texas intermediate [Member]
Derivative, contract period		Jan 2018 - Jan 2018	Jan 2018 - Jan 2018
Description of presentation currency		CAD	CAD
Derivative, bought put volume | bbl_d		0	0
Derivative,weighted average bought put | CAD / Price_bbl		0	0
Derivative, sold call volume | bbl_d		0	0
Derivative,weighted average sold call | CAD / Price_bbl		0	0
Derivative, sold put volume | bbl_d		0	0
Derivative,weighted average sold put | CAD / Price_bbl		0	0
Derivative, swap volume | bbl_d		1,000	1,000
Derivative,weighted average swap | CAD / Price_bbl		75.50	75.50
Derivative, additional swap volume | bbl_d	[1]	0	0
Swap Contract One [Member] | North American Gas AECO [Member]
Derivative, contract period		Jan 2018 - Dec 2018	Jan 2018 - Dec 2018
Description of presentation currency		CAD	CAD
Derivative, bought put volume		0	0
Derivative,weighted average bought put | CAD / PutPrice_mmbtu		0	0
Derivative, sold call volume		0	0
Derivative,weighted average sold call | CAD / CallPrice_mmbtu		0	0
Derivative, sold put volume		0	0
Derivative,weighted average sold put | CAD / PutPrice_mmbtu		0	0
Derivative, swap volume		9,478	9,478
Derivative,weighted average swap | CAD / Price_mmbtu		2.80	2.80
Derivative, additional swap volume	[1]	0	0
Swap Contract One [Member] | North American Gas AECO basis [Member]
Derivative, contract period		Oct 2017 - Dec 2018	Oct 2017 - Dec 2018
Description of presentation currency		USD	USD
Derivative, bought put volume		0	0
Derivative,weighted average bought put | $ / PutPrice_mmbtu		0	0
Derivative, sold call volume		0	0
Derivative,weighted average sold call | $ / CallPrice_mmbtu		0	0
Derivative, sold put volume		0	0
Derivative,weighted average sold put | $ / PutPrice_mmbtu		0	0
Derivative, swap volume		10,000	10,000
Derivative,weighted average swap | $ / Price_mmbtu		(1.03)	(1.03)
Derivative, additional swap volume	[1]	0	0
Swap Contract One [Member] | European Gas NBP [Member]
Derivative, contract period		Jan 2018 - Jan 2018	Jan 2018 - Jan 2018
Description of presentation currency		EUR	EUR
Derivative, bought put volume		0	0
Derivative,weighted average bought put | € / PutPrice_mmbtu		0	0
Derivative, sold call volume		0	0
Derivative,weighted average sold call | € / CallPrice_mmbtu		0	0
Derivative, sold put volume		0	0
Derivative,weighted average sold put | € / PutPrice_mmbtu		0	0
Derivative, swap volume		4,913	4,913
Derivative,weighted average swap | € / Price_mmbtu		6.80	6.80
Derivative, additional swap volume	[1]	0	0
Swap Contract One [Member] | European Gas TTF [Member]
Derivative, contract period		Jul 2016 - Jun 2018	Jul 2016 - Jun 2018
Description of presentation currency		EUR	EUR
Derivative, bought put volume		0	0
Derivative,weighted average bought put | € / PutPrice_mmbtu		0	0
Derivative, sold call volume		0	0
Derivative,weighted average sold call | € / CallPrice_mmbtu		0	0
Derivative, sold put volume		0	0
Derivative,weighted average sold put | € / PutPrice_mmbtu		0	0
Derivative, swap volume		2,559	2,559
Derivative,weighted average swap | € / Price_mmbtu		5.89	5.89
Derivative, additional swap volume	[1]	0	0
Swap Contract One [Member] | European Gas cross currency interest rate [Member]
Derivative interest maturity period		Jan 2018	Jan 2018
Proceeds from sales or maturity of financial instruments, classified as investing activities | $			$ 603,793,015
London Interbank Offered Rate		1.70%	1.70%
Purchase of financial instruments, classified as investing activities | CAD		CAD 775,800,000
Canadian Dollar Offered Rate		1.11%	1.11%
3 Way Collar One | Crude oil dated brent [Member]
Derivative, contract period		Jul 2017 - Jun 2018	Jul 2017 - Jun 2018
Description of presentation currency		USD	USD
Derivative,weighted average bought put | $ / Barrel-bbl		55.00	55.00
Derivative, sold call volume | bbl_d		2,000	2,000
Derivative,weighted average sold call | $ / Price_bbl		64.06	64.06
Derivative, sold put volume | bbl_d		2,000	2,000
Derivative,weighted average sold put | $ / Price_bbl		45.00	45.00
Derivative, swap volume | bbl_d		0	0
Derivative,weighted average swap | $ / Price_bbl		0	0
Derivative, additional swap volume | bbl_d	[1]	0	0
3 Way Collar One | Crude oil west texas intermediate [Member]
Derivative, contract period		Jan 2018 - Jun 2018	Jan 2018 - Jun 2018
Description of presentation currency		USD	USD
Derivative, bought put volume | bbl_d		500	500
Derivative,weighted average bought put | $ / Price_bbl		48.50	48.50
Derivative, sold call volume | bbl_d		500	500
Derivative,weighted average sold call | $ / Price_bbl		56.00	56.00
Derivative, sold put volume | bbl_d		500	500
Derivative,weighted average sold put | $ / Price_bbl		42.50	42.50
Derivative, swap volume | bbl_d		0	0
Derivative,weighted average swap | $ / Price_bbl		0	0
Derivative, additional swap volume | bbl_d	[1]	0	0
3 Way Collar One | North American Gas NYMEX HH [Member]
Derivative, contract period		Oct 2017 - Dec 2018	Oct 2017 - Dec 2018
Description of presentation currency		USD	USD
Derivative, bought put volume		10,000	10,000
Derivative,weighted average bought put | $ / PutPrice_mmbtu		3.11	3.11
Derivative, sold call volume		10,000	10,000
Derivative,weighted average sold call | $ / CallPrice_mmbtu		3.40	3.40
Derivative, sold put volume		10,000	10,000
Derivative,weighted average sold put | $ / PutPrice_mmbtu		2.40	2.40
Derivative, swap volume		0	0
Derivative,weighted average swap | $ / Price_mmbtu		0	0
Derivative, additional swap volume	[1]	0	0
3 Way Collar One | European Gas NBP [Member]
Derivative, contract period		Apr 2018 - Sep 2018	Apr 2018 - Sep 2018
Description of presentation currency		EUR	EUR
Derivative, bought put volume		4,913	4,913
Derivative,weighted average bought put | € / PutPrice_mmbtu		4.73	4.73
Derivative, sold call volume		4,913	4,913
Derivative,weighted average sold call | € / CallPrice_mmbtu		5.42	5.42
Derivative, sold put volume		4,913	4,913
Derivative,weighted average sold put | € / PutPrice_mmbtu		3.52	3.52
Derivative, swap volume		0	0
Derivative,weighted average swap | € / Price_mmbtu		0	0
Derivative, additional swap volume	[1]	0	0
3 Way Collar One | European Gas TTF [Member]
Derivative, contract period		Oct 2017 - Dec 2019	Oct 2017 - Dec 2019
Description of presentation currency		EUR	EUR
Derivative, bought put volume		7,370	7,370
Derivative,weighted average bought put | € / PutPrice_mmbtu		4.59	4.59
Derivative, sold call volume		7,370	7,370
Derivative,weighted average sold call | € / CallPrice_mmbtu		5.42	5.42
Derivative, sold put volume		7,370	7,370
Derivative,weighted average sold put | € / PutPrice_mmbtu		2.93	2.93
Derivative, swap volume		0	0
Derivative,weighted average swap | € / Price_mmbtu		0	0
Derivative, additional swap volume	[1]	0	0
3 Way Collar Two | Crude oil dated brent [Member]
Derivative, contract period		Jul 2017 - Dec 2018	Jul 2017 - Dec 2018
Description of presentation currency		USD	USD
Derivative, bought put volume | bbl_d		2,000	2,000
Derivative,weighted average bought put | $ / Price_bbl		48.89	48.89
Derivative, sold call volume | bbl_d		2,000	2,000
Derivative,weighted average sold call | $ / Price_bbl		55.00	55.00
Derivative, sold put volume | bbl_d		2,000	2,000
Derivative,weighted average sold put | $ / Price_bbl		42.50	42.50
Derivative, swap volume | bbl_d		0	0
Derivative,weighted average swap | $ / Price_bbl		0	0
Derivative, additional swap volume | bbl_d	[1]	0	0
3 Way Collar Two | Crude oil west texas intermediate [Member]
Derivative, contract period		Jan 2018 - Jun 2018	Jan 2018 - Jun 2018
Description of presentation currency		USD	USD
Derivative, bought put volume | bbl_d		0	0
Derivative,weighted average bought put | $ / Price_bbl		0	0
Derivative, sold call volume | bbl_d		0	0
Derivative,weighted average sold call | $ / Price_bbl		0	0
Derivative, sold put volume | bbl_d		0	0
Derivative,weighted average sold put | $ / Price_bbl		0	0
Derivative, swap volume | bbl_d		500	500
Derivative,weighted average swap | $ / Price_bbl		54.00	54.00
Derivative, additional swap volume | bbl_d	[1]	0	0
3 Way Collar Two | North American Gas AECO basis [Member]
Derivative, contract period		Jan 2018 - Dec 2018	Jan 2018 - Dec 2018
Description of presentation currency		USD	USD
Derivative, bought put volume		0	0
Derivative,weighted average bought put | $ / PutPrice_mmbtu		0	0
Derivative, sold call volume		0	0
Derivative,weighted average sold call | $ / CallPrice_mmbtu		0	0
Derivative, sold put volume		0	0
Derivative,weighted average sold put | $ / PutPrice_mmbtu		0	0
Derivative, swap volume		20,000	20,000
Derivative,weighted average swap | $ / Price_mmbtu		(0.95)	(0.95)
Derivative, additional swap volume	[1]	0	0
3 Way Collar Two | North American Gas NYMEX HH [Member]
Derivative, contract period		Jan 2018 - Dec 2018	Jan 2018 - Dec 2018
Description of presentation currency		USD	USD
Derivative, bought put volume		10,000	10,000
Derivative,weighted average bought put | $ / PutPrice_mmbtu		3.06	3.06
Derivative, sold call volume		10,000	10,000
Derivative,weighted average sold call | $ / CallPrice_mmbtu		3.40	3.40
Derivative, sold put volume		10,000	10,000
Derivative,weighted average sold put | $ / PutPrice_mmbtu		2.40	2.40
Derivative, swap volume		0	0
Derivative,weighted average swap | $ / Price_mmbtu		0	0
Derivative, additional swap volume	[1]	0	0
3 Way Collar Two | European Gas NBP [Member]
Derivative, contract period		Jan 2019 - Dec 2019	Jan 2019 - Dec 2019
Description of presentation currency		EUR	EUR
Derivative, bought put volume		14,740	14,740
Derivative,weighted average bought put | € / PutPrice_mmbtu		4.82	4.82
Derivative, sold call volume		14,740	14,740
Derivative,weighted average sold call | € / CallPrice_mmbtu		5.52	5.52
Derivative, sold put volume		14,740	14,740
Derivative,weighted average sold put | € / PutPrice_mmbtu		3.74	3.74
Derivative, swap volume		0	0
Derivative,weighted average swap | € / Price_mmbtu		0	0
Derivative, additional swap volume	[1]	0	0
3 Way Collar Two | European Gas TTF [Member]
Derivative, contract period		Jan 2018 - Dec 2018	Jan 2018 - Dec 2018
Description of presentation currency		EUR	EUR
Derivative, bought put volume		12,284	12,284
Derivative,weighted average bought put | € / PutPrice_mmbtu		4.75	4.75
Derivative, sold call volume		12,284	12,284
Derivative,weighted average sold call | € / CallPrice_mmbtu		5.48	5.48
Derivative, sold put volume		12,284	12,284
Derivative,weighted average sold put | € / PutPrice_mmbtu		3.25	3.25
Derivative, swap volume		0	0
Derivative,weighted average swap | € / Price_mmbtu		0	0
Derivative, additional swap volume	[1]	0	0
3 Way Collar Three
Derivative, contract period		Oct 2017 - Dec 2018	Oct 2017 - Dec 2018
Description of presentation currency		USD	USD
Derivative, bought put volume | bbl_d		2,000	2,000
Derivative,weighted average bought put | $ / Price_bbl		50.50	50.50
Derivative, sold call volume | bbl_d		2,000	2,000
Derivative,weighted average sold call | $ / Price_bbl		55.75	55.75
Derivative, sold put volume | bbl_d		2,000	2,000
Derivative,weighted average sold put | $ / Price_bbl		43.00	43.00
Derivative, swap volume | bbl_d		0	0
Derivative,weighted average swap | $ / Price_bbl		0	0
Derivative, additional swap volume | bbl_d	[1]	0	0
3 Way Collar Three | Crude oil west texas intermediate [Member]
Derivative, contract period		Jan 2018 - Dec 2018	Jan 2018 - Dec 2018
Description of presentation currency		USD	USD
Derivative, bought put volume | bbl_d		0	0
Derivative,weighted average bought put | $ / Price_bbl		0	0
Derivative, sold call volume | bbl_d		0	0
Derivative,weighted average sold call | $ / Price_bbl		0	0
Derivative, sold put volume | bbl_d		0	0
Derivative,weighted average sold put | $ / Price_bbl		0	0
Derivative, swap volume | bbl_d		1,000	1,000
Derivative,weighted average swap | $ / Price_bbl		54.00	54.00
Derivative, additional swap volume | bbl_d	[1]	0	0
3 Way Collar Three | North American Gas AECO basis [Member]
Derivative, contract period		Jan 2019 - Jun 2020	Jan 2019 - Jun 2020
Description of presentation currency		USD	USD
Derivative, bought put volume		0	0
Derivative,weighted average bought put | $ / PutPrice_mmbtu		0	0
Derivative, sold call volume		0	0
Derivative,weighted average sold call | $ / CallPrice_mmbtu		0	0
Derivative, sold put volume		0	0
Derivative,weighted average sold put | $ / PutPrice_mmbtu		0	0
Derivative, swap volume		2,500	2,500
Derivative,weighted average swap | $ / Price_mmbtu		(0.93)	(0.93)
Derivative, additional swap volume	[1]	0	0
3 Way Collar Three | European Gas NBP [Member]
Derivative, contract period		Jan 2019 - Dec 2020	Jan 2019 - Dec 2020
Description of presentation currency		EUR	EUR
Derivative, bought put volume		7,370	7,370
Derivative,weighted average bought put | € / PutPrice_mmbtu		4.96	4.96
Derivative, sold call volume		7,370	7,370
Derivative,weighted average sold call | € / CallPrice_mmbtu		5.76	5.76
Derivative, sold put volume		7,370	7,370
Derivative,weighted average sold put | € / PutPrice_mmbtu		3.74	3.74
Derivative, swap volume		0	0
Derivative,weighted average swap | € / Price_mmbtu		0	0
Derivative, additional swap volume	[1]	0	0
3 Way Collar Three | European Gas TTF [Member]
Derivative, contract period		Jan 2018 - Dec 2019	Jan 2018 - Dec 2019
Description of presentation currency		EUR	EUR
Derivative, bought put volume		3,685	3,685
Derivative,weighted average bought put | € / PutPrice_mmbtu		4.74	4.74
Derivative, sold call volume		3,685	3,685
Derivative,weighted average sold call | € / CallPrice_mmbtu		5.52	5.52
Derivative, sold put volume		3,685	3,685
Derivative,weighted average sold put | € / PutPrice_mmbtu		3.13	3.13
Derivative, swap volume		0	0
Derivative,weighted average swap | € / Price_mmbtu		0	0
Derivative, additional swap volume	[1]	0	0
3 Way Collar Four | Crude oil dated brent [Member]
Derivative, contract period		Dec 2017 - Mar 2018	Dec 2017 - Mar 2018
Description of presentation currency		USD	USD
Derivative, bought put volume | bbl_d		500	500
Derivative,weighted average bought put | $ / Price_bbl		57.50	57.50
Derivative, sold call volume | bbl_d		500	500
Derivative,weighted average sold call | $ / Price_bbl		62.50	62.50
Derivative, sold put volume | bbl_d		500	500
Derivative,weighted average sold put | $ / Price_bbl		52.50	52.50
Derivative, swap volume | bbl_d		0	0
Derivative,weighted average swap | $ / Price_bbl		0	0
Derivative, additional swap volume | bbl_d	[1]	0	0
3 Way Collar Four | European Gas NBP [Member]
Derivative, contract period		Jan 2020 - Dec 2020	Jan 2020 - Dec 2020
Description of presentation currency		EUR	EUR
Derivative, bought put volume		14,740	14,740
Derivative,weighted average bought put | € / PutPrice_mmbtu		4.85	4.85
Derivative, sold call volume		14,740	14,740
Derivative,weighted average sold call | € / CallPrice_mmbtu		5.63	5.63
Derivative, sold put volume		14,740	14,740
Derivative,weighted average sold put | € / PutPrice_mmbtu		3.88	3.88
Derivative, swap volume		0	0
Derivative,weighted average swap | € / Price_mmbtu		0	0
Derivative, additional swap volume	[1]	0	0
3 Way Collar Four | European Gas TTF [Member]
Derivative, contract period		Jan 2019 - Dec 2019	Jan 2019 - Dec 2019
Description of presentation currency		EUR	EUR
Derivative, bought put volume		9,827	9,827
Derivative,weighted average bought put | € / PutPrice_mmbtu		4.92	4.92
Derivative, sold call volume		9,827	9,827
Derivative,weighted average sold call | € / CallPrice_mmbtu		5.48	5.48
Derivative, sold put volume		9,827	9,827
Derivative,weighted average sold put | € / PutPrice_mmbtu		3.66	3.66
Derivative, swap volume		0	0
Derivative,weighted average swap | € / Price_mmbtu		0	0
Derivative, additional swap volume	[1]	0	0
3 Way Collar Five | Crude oil dated brent [Member]
Derivative, contract period		Jan 2018 - Jun 2018	Jan 2018 - Jun 2018
Description of presentation currency		USD	USD
Derivative, bought put volume | bbl_d		1,000	1,000
Derivative,weighted average bought put | $ / Price_bbl		53.58	53.58
Derivative, sold call volume | bbl_d		1,000	1,000
Derivative,weighted average sold call | $ / Price_bbl		59.50	59.50
Derivative, sold put volume | bbl_d		1,000	1,000
Derivative,weighted average sold put | $ / Price_bbl		46.25	46.25
Derivative, swap volume | bbl_d		0	0
Derivative,weighted average swap | $ / Price_bbl		0	0
Derivative, additional swap volume | bbl_d	[1]	0	0
Collar One [Member] | Crude oil dated brent [Member]
Derivative, contract period		Jan 2018 - Dec 2018	Jan 2018 - Dec 2018
Description of presentation currency		USD	USD
Derivative, bought put volume | bbl_d		1,000	1,000
Derivative,weighted average bought put | $ / Price_bbl		50.00	50.00
Derivative, sold call volume | bbl_d		1,000	1,000
Derivative,weighted average sold call | $ / Price_bbl		57.50	57.50
Derivative, sold put volume | bbl_d		0	0
Derivative,weighted average sold put | $ / Price_bbl		0	0
Derivative, swap volume | bbl_d		0	0
Derivative,weighted average swap | $ / Price_bbl		0	0
Derivative, additional swap volume | bbl_d	[1]	0	0
Collar One [Member] | Crude oil west texas intermediate [Member]
Derivative, contract period		Jan 2018 - Dec 2018	Jan 2018 - Dec 2018
Description of presentation currency		USD	USD
Derivative, bought put volume | bbl_d		500	500
Derivative,weighted average bought put | $ / Price_bbl		50.00	50.00
Derivative, sold call volume | bbl_d		500	500
Derivative,weighted average sold call | $ / Price_bbl		55.00	55.00
Derivative, sold put volume | bbl_d		0	0
Derivative,weighted average sold put | $ / Price_bbl		0	0
Derivative, swap volume | bbl_d		0	0
Derivative,weighted average swap | $ / Price_bbl		0	0
Derivative, additional swap volume | bbl_d	[1]	0	0
Collar One [Member] | European Gas NBP [Member]
Derivative, contract period		Jan 2018 - Dec 2018	Jan 2018 - Dec 2018
Description of presentation currency		GBP	GBP
Derivative, bought put volume		2,500	2,500
Derivative,weighted average bought put | £ / PutPrice_mmbtu		3.15	3.15
Derivative, sold call volume		2,500	2,500
Derivative,weighted average sold call | £ / CallPrice_mmbtu		3.82	3.82
Derivative, sold put volume		0	0
Derivative,weighted average sold put | £ / PutPrice_mmbtu		0	0
Derivative, swap volume		0	0
Derivative,weighted average swap | £ / Price_mmbtu		0	0
Derivative, additional swap volume	[1]	0	0
Collar One [Member] | European Gas NBP basis [Member]
Derivative, contract period		Jan 2018 - Dec 2018	Jan 2018 - Dec 2018
Description of presentation currency		USD	USD
Derivative, bought put volume		2,500	2,500
Derivative,weighted average bought put | $ / PutPrice_mmbtu		1.85	1.85
Derivative, sold call volume		2,500	2,500
Derivative,weighted average sold call | $ / CallPrice_mmbtu		4.00	4.00
Derivative, sold put volume		0	0
Derivative,weighted average sold put | $ / PutPrice_mmbtu		0	0
Derivative, swap volume		0	0
Derivative,weighted average swap | $ / Price_mmbtu		0	0
Derivative, additional swap volume	[1]	0	0
Collar One [Member] | European Gas TTF [Member]
Derivative, contract period		Jul 2016 - Mar 2018	Jul 2016 - Mar 2018
Description of presentation currency		EUR	EUR
Derivative, bought put volume		2,457	2,457
Derivative,weighted average bought put | € / PutPrice_mmbtu		5.61	5.61
Derivative, sold call volume		4,913	4,913
Derivative,weighted average sold call | € / CallPrice_mmbtu		6.90	6.90
Derivative, sold put volume		0	0
Derivative,weighted average sold put | € / PutPrice_mmbtu		0	0
Derivative, swap volume		0	0
Derivative,weighted average swap | € / Price_mmbtu		0	0
Derivative, additional swap volume	[1]	0	0
Swap Contract Two [Member] | Crude oil dated brent [Member]
Derivative, contract period		Jan 2018 - Mar 2018	Jan 2018 - Mar 2018
Description of presentation currency		USD	USD
Derivative, bought put volume | bbl_d		0	0
Derivative,weighted average bought put | $ / Price_bbl		0	0
Derivative, sold call volume | bbl_d		0	0
Derivative,weighted average sold call | $ / Price_bbl		0	0
Derivative, sold put volume | bbl_d		0	0
Derivative,weighted average sold put | $ / Price_bbl		0	0
Derivative, swap volume | bbl_d		750	750
Derivative,weighted average swap | $ / Price_bbl		67.22	67.22
Derivative, additional swap volume | bbl_d	[1]	0	0
Swap Contract Two [Member] | North American Gas NYMEX HH [Member]
Derivative, contract period		Apr 2018 - Dec 2018	Apr 2018 - Dec 2018
Description of presentation currency		USD	USD
Derivative, bought put volume		0	0
Derivative,weighted average bought put | $ / PutPrice_mmbtu		0	0
Derivative, sold call volume		0	0
Derivative,weighted average sold call | $ / CallPrice_mmbtu		0	0
Derivative, sold put volume		0	0
Derivative,weighted average sold put | $ / PutPrice_mmbtu		0	0
Derivative, swap volume		10,000	10,000
Derivative,weighted average swap | $ / Price_mmbtu		3.10	3.10
Derivative, additional swap volume	[1]	0	0
Swap Contract Two [Member] | European Gas NBP [Member]
Derivative, contract period		Apr 2017 - Mar 2018	Apr 2017 - Mar 2018
Description of presentation currency		GBP	GBP
Derivative, bought put volume		0	0
Derivative,weighted average bought put | £ / PutPrice_mmbtu		0	0
Derivative, sold call volume		0	0
Derivative,weighted average sold call | £ / CallPrice_mmbtu		0	0
Derivative, sold put volume		0	0
Derivative,weighted average sold put | £ / PutPrice_mmbtu		0	0
Derivative, swap volume		5,300	5,300
Derivative,weighted average swap | £ / Price_mmbtu		4.20	4.20
Derivative, additional swap volume	[1]	0	0
Swap Contract Two [Member] | European Gas TTF [Member]
Derivative, contract period		Apr 2017 - Jun 2018	Apr 2017 - Jun 2018
Description of presentation currency		EUR	EUR
Derivative, bought put volume		0	0
Derivative,weighted average bought put | € / PutPrice_mmbtu		0	0
Derivative, sold call volume		0	0
Derivative,weighted average sold call | € / CallPrice_mmbtu		0	0
Derivative, sold put volume		0	0
Derivative,weighted average sold put | € / PutPrice_mmbtu		0	0
Derivative, swap volume		4,299	4,299
Derivative,weighted average swap | € / Price_mmbtu		4.50	4.50
Derivative, additional swap volume	[1]	0	0
Swap Contract Three [Member] | Crude oil dated brent [Member]
Derivative, contract period		Jan 2018 - Dec 2018	Jan 2018 - Dec 2018
Description of presentation currency		USD	USD
Derivative, bought put volume | bbl_d		0	0
Derivative,weighted average bought put | $ / Price_bbl		0	0
Derivative, sold call volume | bbl_d		0	0
Derivative,weighted average sold call | $ / Price_bbl		0	0
Derivative, sold put volume | bbl_d		0	0
Derivative,weighted average sold put | $ / Price_bbl		0	0
Derivative, swap volume | bbl_d		1,000	1,000
Derivative,weighted average swap | $ / Price_bbl		55.00	55.00
Derivative, additional swap volume | bbl_d	[1]	0	0
Swap Contract Three [Member] | European Gas NBP [Member]
Derivative, contract period		Jan 2018 - Dec 2018	Jan 2018 - Dec 2018
Description of presentation currency		GBP	GBP
Derivative, bought put volume		0	0
Derivative,weighted average bought put | £ / PutPrice_mmbtu		0	0
Derivative, sold call volume		0	0
Derivative,weighted average sold call | £ / CallPrice_mmbtu		0	0
Derivative, sold put volume		0	0
Derivative,weighted average sold put | £ / PutPrice_mmbtu		0	0
Derivative, swap volume		2,500	2,500
Derivative,weighted average swap | £ / Price_mmbtu		4.04	4.04
Derivative, additional swap volume	[1]	5,000	5,000
Swap Contract Three [Member] | European Gas TTF [Member]
Derivative, contract period		Oct 2017 - Dec 2018	Oct 2017 - Dec 2018
Description of presentation currency		EUR	EUR
Derivative, bought put volume		0	0
Derivative,weighted average bought put | € / PutPrice_mmbtu		0	0
Derivative, sold call volume		0	0
Derivative,weighted average sold call | € / CallPrice_mmbtu		0	0
Derivative, sold put volume		0	0
Derivative,weighted average sold put | € / PutPrice_mmbtu		0	0
Derivative, swap volume		17,197	17,197
Derivative,weighted average swap | € / Price_mmbtu		4.80	4.80
Derivative, additional swap volume	[1]	0	0
Swaption Contract One [Member] | Crude oil dated brent [Member]
Derivative, contract period		Apr 2018 - Mar 2019	Apr 2018 - Mar 2019
Derivative, exercise date	[2]	Jan. 31, 2018	Jan. 31, 2018
Description of presentation currency		USD	USD
Derivative, bought put volume | bbl_d		0	0
Derivative,weighted average bought put | $ / Price_bbl		0	0
Derivative, sold call volume | bbl_d		0	0
Derivative,weighted average sold call | $ / Price_bbl		0	0
Derivative, sold put volume | bbl_d		0	0
Derivative,weighted average sold put | $ / Price_bbl		0	0
Derivative, swap volume | bbl_d		500	500
Derivative,weighted average swap | $ / Price_bbl		60.00	60.00
Derivative, additional swap volume | bbl_d	[1]	0	0
Swaption Contract One [Member] | Crude oil west texas intermediate [Member]
Derivative, contract period		Apr 2018 - Mar 2019	Apr 2018 - Mar 2019
Derivative, exercise date	[2]	Jan. 31, 2018	Jan. 31, 2018
Description of presentation currency		USD	USD
Derivative, bought put volume | bbl_d		0	0
Derivative,weighted average bought put | $ / Price_bbl		0	0
Derivative, sold call volume | bbl_d		0	0
Derivative,weighted average sold call | $ / Price_bbl		0	0
Derivative, sold put volume | bbl_d		0	0
Derivative,weighted average sold put | $ / Price_bbl		0	0
Derivative, swap volume | bbl_d		250	250
Derivative,weighted average swap | $ / Price_bbl		54.00	54.00
Derivative, additional swap volume | bbl_d	[1]	0	0
Swaption Contract One [Member] | European Gas TTF [Member]
Derivative, contract period		Jan 2019 - Dec 2020	Jan 2019 - Dec 2020
Derivative, exercise date	[3]	Apr. 30, 2018	Apr. 30, 2018
Description of presentation currency		EUR	EUR
Derivative, bought put volume		0	0
Derivative,weighted average bought put | € / PutPrice_mmbtu		0	0
Derivative, sold call volume		0	0
Derivative,weighted average sold call | € / CallPrice_mmbtu		0	0
Derivative, sold put volume		0	0
Derivative,weighted average sold put | € / PutPrice_mmbtu		0	0
Derivative, swap volume		9,827	9,827
Derivative,weighted average swap | € / Price_mmbtu		5.28	5.28
Derivative, additional swap volume	[1]	0	0
Swaption Contract Two [Member] | Crude oil dated brent [Member]
Derivative, contract period		Apr 2018 - Mar 2019	Apr 2018 - Mar 2019
Derivative, exercise date	[2]	Mar. 30, 2018	Mar. 30, 2018
Description of presentation currency		USD	USD
Derivative, bought put volume | bbl_d		0	0
Derivative,weighted average bought put | $ / Price_bbl		0	0
Derivative, sold call volume | bbl_d		0	0
Derivative,weighted average sold call | $ / Price_bbl		0	0
Derivative, sold put volume | bbl_d		0	0
Derivative,weighted average sold put | $ / Price_bbl		0	0
Derivative, swap volume | bbl_d		750	750
Derivative,weighted average swap | $ / Price_bbl		64.33	64.33
Derivative, additional swap volume | bbl_d	[1]	0	0
Collar Two [Member] | European Gas NBP basis [Member]
Derivative, contract period		Jan 2019 - Sep 2020	Jan 2019 - Sep 2020
Description of presentation currency		USD	USD
Derivative, bought put volume		7,500	7,500
Derivative,weighted average bought put | $ / PutPrice_mmbtu		2.07	2.07
Derivative, sold call volume		7,500	7,500
Derivative,weighted average sold call | $ / CallPrice_mmbtu		4.00	4.00
Derivative, sold put volume		0	0
Derivative,weighted average sold put | $ / PutPrice_mmbtu		0	0
Derivative, swap volume		0	0
Derivative,weighted average swap | $ / Price_mmbtu		0	0
Derivative, additional swap volume	[1]	0	0
Collar Two [Member] | European Gas TTF [Member]
Derivative, contract period		Jan 2018 - Dec 2018	Jan 2018 - Dec 2018
Description of presentation currency		EUR	EUR
Derivative, bought put volume		4,913	4,913
Derivative,weighted average bought put | € / PutPrice_mmbtu		4.40	4.40
Derivative, sold call volume		4,913	4,913
Derivative,weighted average sold call | € / CallPrice_mmbtu		5.31	5.31
Derivative, sold put volume		0	0
Derivative,weighted average sold put | € / PutPrice_mmbtu		0	0
Derivative, swap volume		0	0
Derivative,weighted average swap | € / Price_mmbtu		0	0
Derivative, additional swap volume	[1]	0	0
Swap Contract Four [Member] | European Gas TTF [Member]
Derivative, contract period		Oct 2017 - Dec 2019	Oct 2017 - Dec 2019
Description of presentation currency		EUR	EUR
Derivative, bought put volume		0	0
Derivative,weighted average bought put | € / PutPrice_mmbtu		0	0
Derivative, sold call volume		0	0
Derivative,weighted average sold call | € / CallPrice_mmbtu		0	0
Derivative, sold put volume		0	0
Derivative,weighted average sold put | € / PutPrice_mmbtu		0	0
Derivative, swap volume		7,370	7,370
Derivative,weighted average swap | € / Price_mmbtu		4.87	4.87
Derivative, additional swap volume	[1]	0	0
Swap Contract Five [Member] | European Gas TTF [Member]
Derivative, contract period		Jan 2018 - Dec 2019	Jan 2018 - Dec 2019
Description of presentation currency		EUR	EUR
Derivative, bought put volume		0	0
Derivative,weighted average bought put | € / PutPrice_mmbtu		0	0
Derivative, sold call volume		0	0
Derivative,weighted average sold call | € / CallPrice_mmbtu		0	0
Derivative, sold put volume		0	0
Derivative,weighted average sold put | € / PutPrice_mmbtu		0	0
Derivative, swap volume		1,228	1,228
Derivative,weighted average swap | € / Price_mmbtu		5.00	5.00
Derivative, additional swap volume	[1]	0	0
Swap Contract Six [Member] | European Gas TTF [Member]
Derivative, contract period		Jul 2018 - Dec 2019	Jul 2018 - Dec 2019
Description of presentation currency		EUR	EUR
Derivative, bought put volume		0	0
Derivative,weighted average bought put | € / PutPrice_mmbtu		0	0
Derivative, sold call volume		0	0
Derivative,weighted average sold call | € / CallPrice_mmbtu		0	0
Derivative, sold put volume		0	0
Derivative,weighted average sold put | € / PutPrice_mmbtu		0	0
Derivative, swap volume		4,913	4,913
Derivative,weighted average swap | € / Price_mmbtu		4.98	4.98
Derivative, additional swap volume	[1]	0	0
Swap Contract Seven [Member] | European Gas TTF [Member]
Derivative, contract period		Jan 2019 - Dec 2019	Jan 2019 - Dec 2019
Description of presentation currency		EUR	EUR
Derivative, bought put volume		0	0
Derivative,weighted average bought put | € / PutPrice_mmbtu		0	0
Derivative, sold call volume		0	0
Derivative,weighted average sold call | € / CallPrice_mmbtu		0	0
Derivative, sold put volume		0	0
Derivative,weighted average sold put | € / PutPrice_mmbtu		0	0
Derivative, swap volume		2,457	2,457
Derivative,weighted average swap | € / Price_mmbtu		4.92	4.92
Derivative, additional swap volume	[1]	0	0

[1]	On the last business day of each month, the counterparty has the option to increase the contracted volumes for the following month.
[2]	The sold swaption instrument allows the counterparty, at the specified date, to enter into a derivative instrument contract with Vermilion at the above detailed terms.
[3]	The sold swaption instrument allows the counterparty, at the specified date, to enter into a derivative instrument contract with Vermilion at the above detailed terms.